EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	37,538,531	30,569,215	27,846,452
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	955,142,841	958,773,120	958,168,417
Unexercised options and other share-based plans (in shares)	42,086,712	47,474,284
Total diluted shares (in shares)	997,229,553	1,006,247,404
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	955,057,721	958,688,000
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120	85,120